INCOME TAX - Tax uncertainties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Adjustments due to uncertain tax positions in previous year	$ 8,539	$ (22,113)	$ 24,277
Tax contingent liability
Disclosure of income tax [Line Items]
Balance at the beginning of the year	107,166
Balance at the end of the year	$ 111,591	$ 107,166